Offerings	May 07, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.000001 par value per share
Amount Registered | shares	29,425,654
Proposed Maximum Offering Price per Unit | $ / shares	29.210
Maximum Aggregate Offering Price	$ 859,523,353.34
Fee Rate	0.01381%
Amount of Registration Fee	$ 118,700.18
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of the Registrant’s Class A Common Stock, par value $0.000001 per share (the “Class A Common Stock”) that become issuable under the Registrant’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Class A Common Stock. Represents an automatic increase to the number of shares of Class A Common Stock available for issuance under the 2021 Plan, in accordance with the automatic annual increase provision of the 2021 Plan, effective as of January 1, 2026. Shares available for issuance under the 2021 Plan were previously registered on a Registration Statement on Form S-8 filed with the Securities and Exchange Commission (the “Commission”) on September 22, 2021 (File No. 333-259720), a Registration Statement on Form S-8 filed with the Commission on May 13, 2022 (File No. 333-264940), a Registration Statement on Form S-8 filed with the Commission on May 10, 2023 (File No. 333-271789), a Registration Statement on Form S-8 filed with the Commission on May 8, 2024 (File No. 333-279195), and a Registration Statement on Form S-8 filed with the Commission on May 9, 2025 (File No. 333-287111).
(3)    Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $29.21 per share, which is the average of the high and low prices of the Class A Common Stock on May 1, 2026, as reported on the New York Stock Exchange.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.000001 par value per share
Amount Registered | shares	5,885,130
Proposed Maximum Offering Price per Unit | $ / shares	24.829
Maximum Aggregate Offering Price	$ 146,121,892.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,179.43
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of the Registrant’s Class A Common Stock, par value $0.000001 per share (the “Class A Common Stock”) that become issuable under the Registrant’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “2021 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Class A Common Stock. Represents an automatic increase to the number of shares of Class A Common Stock available for issuance under the 2021 ESPP, in accordance with the automatic annual increase provision of the 2021 ESPP, effective as of January 1, 2026. Shares available for issuance under the 2021 ESPP were previously registered on a Registration Statement on Form S-8 filed with the Commission on September 22, 2021 (File No. 333-259720), a Registration Statement on Form S-8 filed with the Commission on May 13, 2022 (File No. 333-264940), a Registration Statement on Form S-8 filed with the Commission on May 10, 2023 (File No. 333-271789), a Registration Statement on Form S-8 filed with the Commission on May 8, 2024 (File No. 333-279195), and a Registration Statement on Form S-8 filed with the Commission on May 9, 2025 (File No. 333-287111).
(5)    Estimated in accordance with Rules 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of eighty-five percent (85%) of $29.21 per share, which is the average of the high and low prices of the Class A Common Stock on May 1, 2026, as reported on the New York Stock Exchange. Pursuant to the 2021 ESPP, the purchase price of the shares of Class A Common Stock reserved for issuance thereunder will be at least eighty-five percent (85%) of the lower of the fair market value of a share of Class A Common Stock on the first trading day of the applicable offering period or on the exercise date.